SHARE CAPITAL (Details) - EUR (€) € / shares in Units, € in Thousands						4 Months Ended	5 Months Ended		9 Months Ended	12 Months Ended
	Dec. 02, 2025	Jun. 05, 2025	Jun. 02, 2024	Jun. 01, 2024	May 14, 2024	Jun. 05, 2024	Jun. 30, 2025	Sep. 18, 2024	Dec. 18, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Balance										€ 62,702	€ 73,499	€ 70,247
Issuance of share capital upon exercise of RSUs										(136)
Shares issued upon exercise of convertible debt											2,704
Shares issued upon settlement of deferred consideration										€ 1,380	€ 2,139
Par value per share										€ 0
Share Capital
Disclosure of classes of share capital [line items]
Balance (in shares)										25,553,293	25,042,982	23,003,552
Balance										€ 133,946	€ 131,729	€ 120,015
Issuance of share capital upon exercise of FSOs (in shares)							35,000		156,107
Issuance of share capital upon exercise of FSOs							€ 144		€ 607
Issuance of share capital upon exercise of DSUs (in shares)								198,481
Issuance of share capital upon exercise of DSUs								€ 1,016
Issuance of share capital upon exercise of RSUs (in shares)	103,815				418,000
Issuance of share capital upon exercise of RSUs	€ 693				€ 1,757
Shares issued upon exercise of Convertible Debt (Shares)						504,215
Shares issued upon exercise of convertible debt						€ 2,704
Share Capital | Spin Games LLC
Disclosure of classes of share capital [line items]
Shares issued upon settlement of deferred consideration (in shares)		371,496		369,516
Shares issued upon settlement of deferred consideration		€ 1,380		€ 2,139
Share Capital | Wild Streak LLC
Disclosure of classes of share capital [line items]
Shares issued upon settlement of deferred consideration (in shares)			393,111
Shares issued upon settlement of deferred consideration			€ 3,491